Condensed Consolidated Balance Sheets (unaudited) $ in Thousands	Mar. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 59,599
Prepaid expenses and other current assets	618
Total current assets	60,217
Property and equipment, net	119
SAFE (see Note 1)	8,000
Right-of-use assets	184
Deposits and other assets	18
Total assets	68,538
Current liabilities:
Accounts payable	744
Accrued expenses	715
Accrued compensation expense	462
Accrued clinical trial and grant expenses	219
Current operating lease liabilities	199
Total current liabilities	2,385
Total liabilities	2,385
Commitments and contingencies
Stockholders' equity:
Preferred stock, no par value, 10,000 shares authorized; none outstanding
Common stock, no par value; 300,000 shares authorized; shares issued and outstanding: 39,409 as of March 31, 2022 and December 31, 2021	347,940
Additional paid-in capital	49,402
Accumulated other comprehensive loss	(392)
Accumulated deficit	(330,797)
Total stockholders' equity	66,153
Total liabilities and stockholders' equity	$ 68,538